As filed with the Securities and Exchange Commission on August 4, 2010
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241
CIK No. 0001080299
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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 7

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39

Lincoln Life Flexible Premium Variable Life Account S
(Exact Name of Registrant)

Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Nicole S. Jones
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/x/ on August 16, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August
 6, 2010.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, as submitted with Post-Effective Amendment No. 6 to Registration Statement on Form N-6 filed on April 1, 2010 (File No. 333-125790), are incorporated herein by reference.

Supplement Dated August 16, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE 2007	Momentum VULONE 2005
Momentum VULONE

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE 2007	Momentum SVULONE

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE	Momentum VULONE 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "underlying funds".  Please refer to the prospectus for each underlying fund, included with this supplement, for comprehensive information.  The following information is added to the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

Lincoln Life has also changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, included with this supplement, for comprehensive information. The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

(2) Commission Schedule for Variable Life Policies.(2)

(3)         (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)

(4)         (a) Policy Form LN939(15)

(b) Load Amortization Rider - LR853(15)

(c) Term Insurance Rider - LR526(8)

(d) Enhanced Surrender Value Rider - LR529(9)

(e) Adjustable Benefit Enhancement Rider(12)

(f) Alternative Policy Loan Rider - LR791(13)

(5)         (a) Application Part I - B58 (17)

(b) Application Part II (Corporate/Individual Owner) - B59 (17)

(c) Consent Forms B10457 and B10458 (17)

(6)         (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

(b) Bylaws of The Lincoln National Life Insurance Company.(7)

(7) Form of Reinsurance Contracts.(14)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AllianceBernstein Variable Products Series Fund, Inc.(16)

(b) American Century Investments Variable Portfolios, Inc.(16)

(c) American Funds Insurance Series(16)

(d) BlackRock Variable Series Fund, Inc. (16)

(e) Delaware VIP Trust(16)

(f) DWS Investments VIT Funds(16)

(g) DWS Variable Series II (16)

(h) Fidelity Variable Insurance Products(16)

(i) Franklin Templeton Variable Insurance Products Trust(16)

(j) Janus Aspen Series(16)

(k) Lincoln Variable Insurance Products Trust(16)

(l) M Fund, Inc.(10)

(m) MFS Variable Insurance Trust(10)

(n) Neuberger Berman Advisers Management Trust(10)

(o) PIMCO Variable Insurance Trust(16)

(9)         (a) Accounting and Financial Administration Services Agreement dated 10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(5)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(16)

____________________

(1) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-72875) filed on February 24, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.

(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(6)         (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(8) Incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-139960) filed on April 1, 2009.

(11) Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 (File No. 333-63505) filed on January 25, 2010.

(12) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.

(14) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(15) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(17) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Directors
Dennis R. Glass**	President and Director
Michael J. Burns*****	Senior Vice President
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Lawrence A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen*****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam II*****	Senior Vice President, Chief Investment Officer
Randall Freitag**	Senior Vice President, Chief Risk Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

***** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (13)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President, Chief Financial Officer and Director
Linda Woodward***	Secretary
Joel Schwartz*	Vice President and Director
Anant Bhalla*	Vice President, Treasurer
Thomas O'Neill*	Vice President, Chief Operating Officer, and Director

* Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 4th day of August, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on August 4, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

               /s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement